UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-PX
                                    ________

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                             ADVISER MANAGED TRUST

                INVESTMENT COMPANY ACT FILE NUMBER:   811-22480


                                   REGISTRANT
                             ADVISER MANAGED TRUST
                            ONE FREEDOM VALLEY DRIVE
                            OAKS, PENNSYLVANIA 19456
                                 (610) 676-1114

                               AGENT FOR SERVICE
                         The Corporation Trust Company
                            Corporation Trust Center
                               1209 Orange Street
                           Wilmington, Delaware 19801

                        DATE OF FISCAL YEAR END: JULY 31

            DATE OF REPORTING PERIOD: JULY 1, 2010 TO JUNE 30, 2011
                                    ________

Item  1.  Proxy  Voting  Record

TACTICAL  OFFENSIVE  EQUITY  FUND
No votes have been cast on securities held by this fund during the reporting period.

TACTICAL  OFFENSIVE  FIXED  INCOME  FUND
No votes have been cast on securities held by this fund during the reporting period.

DEFENSIVE  FUND
No votes have been cast on securities held by this fund during the reporting period.
                                    _______

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Adviser  Managed  Trust

By:  /s/  Robert  A.  Nesher

          President

Date:     August  2X,  2011